IN-LICENSED TECHNOLOGY - Polytherapeutics (Details) - Polytherapeutics - USD ($)		6 Months Ended	12 Months Ended
	Mar. 24, 2018	Jun. 30, 2022	Dec. 31, 2021
Asset acquisitions and in-licensed technology
Purchase price agreement	$ 40,833
Royalty payments, as a percent of net revenue	4.00%
Royalty payment period	10 years
Royalty payments with one generic product introduced, as a percent of net revenue		2.00%	4.00%
Royalty payments with two generic product introduced, as a percent of net revenue		0.00%	2.00%
Intellectual property repurchase price		$ 100,000